UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           --------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell               Charlotte, North Carolina       5/8/09
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:        $93,280
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number                Name

     1          028-13407                         St. George Partners, LLC
     2          028-13408                         Ian Banwell


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                                                               FORM 13F INFORMATION TABLE

      COLUMN 1                   COLUMN 2      COLUMN3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
                                                           VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS    SOLE    SHARED    NONE

AES CORP                     COM              00130H105      6202  1,067,400 SH           SOLE             1,067,400

AES CORP                     COM              00130H105      5810  1,000,000 SH  CALL     SOLE             1,000,000

ALLEGHENY ENERGY INC         COM              017361106      2112     91,142 SH           SOLE                91,142

AMERICAN EXPRESS CO          COM              025816109      2045    150,000 SH  CALL     SOLE               150,000

ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206       735     20,000 SH           SOLE                20,000

ANNALY CAP MGMT INC          COM              035710409      2774    200,000 SH           SOLE               200,000

BARCLAYS BK PLC              DJAIG CMDT ETN   06738C778       419     12,680 SH           SOLE                12,680

BB&T CORP                    COM              054937107      1692    100,000 SH  PUT      SOLE               100,000

CITIGROUP INC                COM              172967101       633    250,000 SH  CALL     SOLE               250,000

DEAN FOODS CO NEW            COM              242370104      3074    170,000 SH           SOLE               170,000

DICKS SPORTING GOODS INC     COM              253393102       714     50,000 SH           SOLE                50,000

GENERAL ELECTRIC CO          COM              369604103      1011    100,000 SH  CALL     SOLE               100,000

HECKMANN CORP                *W EXP 11/09/201 422680116       380    500,000 SH           SOLE               500,000

HORIZON LINES INC            COM              44044K101      2701    891,354 SH           SOLE               891,354

HUGHES COMMUNICATIONS INC    COM              444398101       191     15,894 SH           SOLE                15,894

KOHLS CORP                   COM              500255104       846     20,000 SH           SOLE                20,000

L-1 IDENTITY SOLUTIONS INC   COM              50212A106      2185    427,500 SH           SOLE               427,500

LOUISIANA PAC CORP           COM              546347105        89     39,900 SH           SOLE                39,900

MERITAGE HOMES CORP          COM              59001A102       571     50,000 SH           SOLE                50,000

MICROSOFT CORP               COM              594918104      1521     82,800 SH           SOLE                82,800

MICROSOFT CORP               COM              594918104      3674    200,000 SH  CALL     SOLE               200,000

NAVIOS MARITIME ACQUIS CORP  UNIT 99/99/9999  Y62159127      2275    250,000 SH           SOLE               250,000

NORDSTROM INC                COM              655664100       838     50,000 SH           SOLE                50,000

OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106       334      4,500 SH           SOLE                 4,500

SANDERSON FARMS INC          COM              800013104      1690     45,000 SH           SOLE                45,000

SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605      2220    252,000 SH           SOLE               252,000

SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605     26430  3,000,000 SH  CALL     SOLE             3,000,000

SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704       797     43,268 SH           SOLE                43,268

SMITHFIELD FOODS INC         COM              832248108      5569    588,713 SH           SOLE               588,713

SMITHFIELD FOODS INC         COM              832248108      4967    525,000 SH  CALL     SOLE               525,000

SOUTHERN COPPER CORP         COM              84265V105       610     35,000 SH           SOLE                35,000

STAR BULK CARRIERS CORP      COM              Y8162K105       444    199,976 SH           SOLE               199,976

TEXTRON INC                  COM              883203101       574    100,000 SH  CALL     SOLE               100,000

UNITEDHEALTH GROUP INC       COM              91324P102      2093    100,000 SH  CALL     SOLE               100,000

WELLS FARGO & CO NEW         COM              949746101      1424    100,000 SH  PUT      SOLE               100,000

WENDYS ARBYS GROUP INC       COM              950587105      3636    722,786 SH           SOLE               722,786

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